Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.52%
Biotechnology–25.61%
AbbVie, Inc.	34,230	$7,925,614
ADMA Biologics, Inc.(b)	42,445	622,244
Alnylam Pharmaceuticals, Inc.(b)	8,161	3,721,416
argenx SE, ADR (Netherlands)(b)	6,955	5,129,730
Ascendis Pharma A/S, ADR (Denmark)(b)	12,491	2,483,336
Avidity Biosciences, Inc.(b)	8,645	376,663
BridgeBio Pharma, Inc.(b)(c)	25,724	1,336,104
Caris Life Sciences, Inc.(b)	9,711	293,758
Exelixis, Inc.(b)	36,607	1,511,869
Gilead Sciences, Inc.	42,210	4,685,310
Halozyme Therapeutics, Inc.(b)	18,093	1,326,941
Insmed, Inc.(b)	15,632	2,251,164
Ionis Pharmaceuticals, Inc.(b)	7,311	478,286
Madrigal Pharmaceuticals, Inc.(b)(c)	2,311	1,059,963
Merus N.V. (Netherlands)(b)	11,468	1,079,712
Natera, Inc.(b)	10,547	1,697,751
Protagonist Therapeutics, Inc.(b)	13,477	895,277
Rhythm Pharmaceuticals, Inc.(b)	4,058	409,817
Soleno Therapeutics, Inc.(b)	8,283	559,931
Twist Bioscience Corp.(b)(c)	13,949	392,525
United Therapeutics Corp.(b)	1,510	633,007
Vertex Pharmaceuticals, Inc.(b)	5,243	2,053,368
		40,923,786
Health Care Distributors–7.18%
Cencora, Inc.	22,414	7,005,048
McKesson Corp.	5,793	4,475,324
		11,480,372
Health Care Equipment–24.98%
Abbott Laboratories	42,572	5,702,094
Boston Scientific Corp.(b)	146,530	14,305,724
Edwards Lifesciences Corp.(b)	10,171	790,999
Glaukos Corp.(b)	3,200	260,960
IDEXX Laboratories, Inc.(b)	3,839	2,452,699
Insulet Corp.(b)	7,815	2,412,725
Intuitive Surgical, Inc.(b)	5,957	2,664,149
iRhythm Technologies, Inc.(b)	6,219	1,069,606
LeMaitre Vascular, Inc.	5,750	503,182
Penumbra, Inc.(b)	2,019	511,453
ResMed, Inc.	7,800	2,135,094
Stryker Corp.	19,232	7,109,493
		39,918,178
Health Care Facilities–6.19%
Encompass Health Corp.	25,156	3,195,315
HCA Healthcare, Inc.	6,670	2,842,754
Tenet Healthcare Corp.(b)	18,961	3,849,842
		9,887,911
Health Care REITs–2.29%
Welltower, Inc.	20,516	3,654,720
Health Care Services–6.34%
BrightSpring Health Services, Inc.(b)	63,075	1,864,497
Shares		Value
Health Care Services–(continued)
Cigna Group (The)	2,614	$753,485
GeneDx Holdings Corp.(b)(c)	6,611	712,269
Guardant Health, Inc.(b)	29,516	1,844,160
Hinge Health, Inc., Class A(b)(c)	9,374	460,076
Labcorp Holdings, Inc.	9,145	2,625,164
Quest Diagnostics, Inc.(c)	6,674	1,271,931
RadNet, Inc.(b)	7,769	592,075
		10,123,657
Health Care Supplies–0.23%
Merit Medical Systems, Inc.(b)	4,354	362,383
Health Care Technology–1.39%
Certara, Inc.(b)	12,949	158,237
Doximity, Inc., Class A(b)	9,347	683,733
Heartflow, Inc.(b)	10,160	341,985
Waystar Holding Corp.(b)	27,450	1,040,904
		2,224,859
Life Sciences Tools & Services–4.41%
BioLife Solutions, Inc.(b)	19,858	506,578
ICON PLC(b)	2,030	355,250
Lonza Group AG (Switzerland)	4,050	2,707,985
Medpace Holdings, Inc.(b)	1,641	843,737
Mettler-Toledo International, Inc.(b)	755	926,846
Repligen Corp.(b)	4,072	544,304
Thermo Fisher Scientific, Inc.(b)	2,412	1,169,868
		7,054,568
Managed Health Care–3.15%
Alignment Healthcare, Inc.(b)	50,616	883,249
HealthEquity, Inc.(b)	15,309	1,450,834
UnitedHealth Group, Inc.	7,836	2,705,771
		5,039,854
Pharmaceuticals–14.75%
AstraZeneca PLC, ADR (United Kingdom)	49,920	3,829,862
Axsome Therapeutics, Inc.(b)	11,594	1,408,091
Eli Lilly and Co.	15,444	11,783,772
Ligand Pharmaceuticals, Inc.(b)	5,215	923,785
Rapport Therapeutics, Inc.(b)(c)	14,531	431,571
Royalty Pharma PLC, Class A	52,799	1,862,749
Sandoz Group AG (Switzerland)	19,948	1,189,752
Tarsus Pharmaceuticals, Inc.(b)	12,399	736,873
UCB S.A. (Belgium)	5,044	1,407,956
		23,574,411
Total Common Stocks & Other Equity Interests (Cost $99,144,861)		154,244,699
Money Market Funds–3.58%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	1,963,566	1,963,566
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	3,762,857	$3,762,857
Total Money Market Funds (Cost $5,726,423)		5,726,423
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $104,871,284)		159,971,122
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.41%
Invesco Private Government Fund, 4.14%(d)(e)(f)	1,512,439	1,512,439
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.26%(d)(e)(f)	3,935,875	$3,937,056
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,449,521)		5,449,495
TOTAL INVESTMENTS IN SECURITIES–103.51% (Cost $110,320,805)		165,420,617
OTHER ASSETS LESS LIABILITIES—(3.51)%		(5,616,743)
NET ASSETS–100.00%		$159,803,874
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,629,544	$11,358,298	$(12,024,276)	$-	$-	$1,963,566	$70,561
Invesco Treasury Portfolio, Institutional Class	4,999,673	21,093,983	(22,330,799)	-	-	3,762,857	133,670
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,738,968	38,838,873	(39,065,402)	-	-	1,512,439	61,233*
Invesco Private Prime Fund	4,528,763	91,479,944	(92,070,351)	(26)	(1,274)	3,937,056	162,776*
Total	$13,896,948	$162,771,098	$(165,490,828)	$(26)	$(1,274)	$11,175,918	$428,240

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$148,939,006	$5,305,693	$—	$154,244,699
Money Market Funds	5,726,423	5,449,495	—	11,175,918
Total Investments	$154,665,429	$10,755,188	$—	$165,420,617
Invesco V.I. Health Care Fund